Accounts payable and accruals	12 Months Ended
Dec. 31, 2024
Accounts Payable And Accruals [Abstract]
Accounts payable and accruals
10.
Accounts payable and accruals

	As at
	December 31, 2024	December 31, 2023
Accounts payables	4,515	6,448
Accrued expenses	7,458	5,797
Accrued wages and other benefits	1,262	1,412
Client liabilities	7,795	8,760
Other	1,151	1,699
Total	22,181	24,116